Foreign Revenue, Income before Income Taxes, Net Income and Assets from Foreign Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Total assets	$ 358,990	[1]	$ 325,266	[1],[2]	$ 246,981	[1],[2]
Total revenue	14,555		14,730	[2]	13,875	[2]
Income before taxes	3,302		3,617	[2]	3,694	[2],[3]
Net income from continuing operations	2,523		2,569	[2]	2,647	[2]
EMEA
Total assets	78,912	[1],[4]	61,115	[1],[2],[4]	72,629	[1],[2],[4]
Total revenue	3,727	[4]	3,780	[2],[4]	3,497	[2],[4]
Income before taxes	936		1,135	[2]	1,222	[2]
Net income from continuing operations	761		867	[2]	916	[2]
APAC
Total assets	18,064	[1]	13,030	[1],[2]	8,806	[1],[2]
Total revenue	902		842	[2]	745	[2]
Income before taxes	429		426	[2]	394	[2]
Net income from continuing operations	349		325	[2]	295	[2]
Other
Total assets	1,816	[1]	1,694	[1],[2]	3,124	[1],[2]
Total revenue	646		769	[2]	735	[2]
Income before taxes	326		350	[2]	348	[2]
Net income from continuing operations	265		267	[2]	261	[2]
Foreign
Total assets	98,792	[1]	75,839	[1],[2]	84,559	[1],[2]
Total revenue	5,275		5,391	[2]	4,977	[2]
Income before taxes	1,691		1,911	[2]	1,964	[2]
Net income from continuing operations	1,375		1,459	[2]	1,472	[2]
Domestic
Total assets	260,198	[1]	249,427	[1],[2]	162,422	[1],[2]
Total revenue	9,280		9,339	[2]	8,898	[2]
Income before taxes	1,611		1,706	[2]	1,730	[2]
Net income from continuing operations	$ 1,148		$ 1,110	[2]	$ 1,175	[2]

[1]	Total assets include long-lived assets, which are not considered by management to be significant in relation to total assets. Long-lived assets are primarily located in the United States.
[2]	Presented on a continuing operations basis.
[3]	Based on continuing operations for 2010.
[4]	Includes revenue of approximately $2.3 billion, $2.2 billion and $2.1 billion and assets of approximately $40.0 billion, $28.3 billion and $44.7 billion in 2012, 2011, and 2010, respectively, of international operations domiciled in the UK, which is 16%, 15% and 15% of total revenue and 11%, 9%, and 18% of total assets, respectively.